Note 11 - Loss Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Loss Per Share

Basic and diluted loss per common share are computed as follows:

	2016	2017	2018
Income:
Net loss attributable to common shareholders, continuing operations	(35,805,469)	(8,753,072)	(1,999,129)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding , continuing operations	8,165,703	11,067,524	11,318,197
Basic and diluted loss per share, continuing operations	(4.38)	(0.79)	(0.18)
Net loss attributable to common shareholders, discontinued operations	(10,141,353)	849,701	554,506
Net loss attributable to common shareholders	(45,946,822)	(7,903,371)	(1,444,623)
Basic and diluted loss per share	(5.63)	(0.71)	(0.10)

During
2016,
2017
and
2018,
the effect of the non-vested stock awards and of Series B Preferred Shares was anti-dilutive. The number of dilutive securities was nil
shares in
2016,
2017
and
2018.